Financial items (Tables)	9 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Schedule of financial items

	Quarters			First nine months
(in USD million)	Q3 2025	Q2 2025	Q3 2024	2025	2024
Interest income and other financial income	265	303	460	903	1,515
Interest expenses and other financial expenses	(366)	(351)	(370)	(1,042)	(1,181)
Net foreign currency exchange gains/(losses)	72	(177)	(243)	(129)	(133)
Gains/(losses) on financial investments	(552)	113	348	(465)	363
Gains/(losses) other derivative financial instruments	(22)	150	170	185	42
Net financial items	(604)	37	365	(548)	606